Equity - Schedule of Accumulated Deficits (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Accumulated deficits at the beginning of the year	$ (132,468,858)	$ (90,283,261)	$ (90,283,261)	$ (50,391,283)
Net loss for the year	(17,460,159)	$ (30,993,757)	(42,185,597)	(39,891,978)
Accumulated deficits at the end of the year	$ (149,929,017)		$ (132,468,858)	$ (90,283,261)